PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
Schedule of amounts and balances of the consolidated VIE that were included in the Group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	3,961	13,968
Accounts receivable, net	760	373
Amount due from related parties	476	2,688
Prepayments and other current assets	3,287	4,122
Property and equipment, net	245	84
Intangible assets, net	10,938	9,302
Operating lease right-of-use assets	791	—
Other non-current assets	93	92
Total assets	20,551	30,629

Payable to riders and drivers	404	304
Amount due to related parties	32	966
Accrued expenses and other current liabilities	12,542	15,559
Operating lease liabilities	192	—
Non-current operating lease liabilities	412	—
Total liabilities	13,582	16,829

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net Revenues	3,293	13,104	15,769
Net loss	(49,741)	(58,641)	(36,743)
Net cash provided by operating activities	535	4,308	10,007
Net cash used in investing activities	(59)	(859)	—

Schedule of estimated useful lives of property and equipment, net

Category	Estimated useful lives
Computer equipment	3-4 years
Office facilities	3-5 years
Vehicles	5 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Schedule of useful lives of identifiable intangible assets

Category	Amortization Years
BCA	5-7
NCC	7
Technology	3.7
Trademark and Domain Name	9-9.7

Schedule of disaggregated revenues by revenue streams

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Dada Now: (1)
Services	3,377,653	2,753,458	3,082,928
Sales of goods	56,925	67,254	74,642
Subtotal	3,434,578	2,820,712	3,157,570
JDDJ: (2)
Services	2,305,411	4,045,550	6,205,180
Sales of goods	—	—	4,845
Subtotal	2,305,411	4,045,550	6,210,025
Total	5,739,989	6,866,262	9,367,595

Notes:

(1)	Includes net revenues from on-demand delivery services and freight services. Revenue from on-demand delivery services for which the Group acts as a principal was RMB763,699, RMB1,681,121 and RMB2,343,206 for the years ended December 31, 2020, 2021 and 2022, respectively.
(2)	Includes net revenues from (i) commission fee, and online advertising and marketing services of RMB1,211,549, RMB2,275,306 and RMB3,831,218 for the years ended December 31, 2020, 2021 and 2022, respectively; and (ii) delivery services and others of RMB1,093,862, RMB1,770,244 and RMB2,373,962 for the years ended December 31, 2020, 2021 and 2022, respectively.

Schedule of opening and closing balances of the Group's advances from customers

Advances from
Customers
RMB
Ending Balance as of January 1, 2020	15,357
Increase, net	10,894
Ending Balance as of December 31, 2020	26,251
Increase, net	23,264
Ending Balance as of December 31, 2021	49,515
Increase, net	44,407
Ending Balance as of December 31, 2022	93,922